Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 7,758	$ 7,892
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	1,681	(2,511)
Net gains (losses) on hedges of net investments in foreign operations	(1,222)	886
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	20	2
Net gains (losses) on hedges of net investments in foreign operations	(341)	238
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	780	(1,865)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	1,717	2,977
Reclassification of net (gains) losses to net income	(1,001)	(2,126)
Income tax expense (benefit):
Net gains (losses) in fair value	454	806
Reclassification of net (gains) losses to net income	(273)	(567)
Other comprehensive income net of tax available for sale financial assets net of tax	535	612
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	3,937	5,195
Reclassification of net (gains) losses to net income	(2,493)	(2,000)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	1,197	1,363
Reclassification of net (gains) losses to net income	(806)	(511)
Other comprehensive income net of tax cash flow hedges	1,053	2,343
Net changes in finance income/(expense) from insurance contracts:
Net finance income/(expense) from insurance contracts	20	2
Income tax expense (benefit)	1	1
Other comprehensive income on finance income/(expense) from insurance contracts	19	1
Other comprehensive income (loss) from investments in associates	176	(1)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	365	(195)
Income tax expense (benefit)	99	(59)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	266	(136)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	90	444
Income tax expense (benefit)	29	106
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	61	338
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(693)	(804)
Income tax expense (benefit)	(193)	(223)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(500)	(581)
Other comprehensive income (loss) from investments in associates	7	1
Other comprehensive income (loss)	2,397	712
Comprehensive income	10,155	8,604
Comprehensive income (loss) attributable to non-controlling interests	45	62
Comprehensive income attributable to equity holders of the Bank	10,110	8,542
Preferred shareholders and other equity instrument holders	506	472
Common shareholders	$ 9,604	$ 8,070